SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE BASED COMPENSATION
22	SHARE BASED COMPENSATION

Share-based awards granted are measured at fair value on grant date and the value is recognized as share-based compensation expense immediately at the grant date if no vesting conditions are required. The fair values of share options are determined with reference to the fair value of the underlying shares. Share-based compensation expense, when recognized, is charged to the consolidated statements of profit or loss and other comprehensive (loss)/income with the corresponding entry to capital reserve as disclosed in Note 16. On each measurement date, the Company reviews external sources of information to determine the fair value of the shares which measured at the closing market price and related share-based compensation expense.

We recognized share-based compensation expense of $6,650,179, $5,158,990 and nil in FY2025, FY2024 and 2023, respectively.

●	Restricted Shares

On July 8, 2024, YY Group Holding Limited (the “Company”) entered into employee stock compensation plan with its employees by offering opportunity for them to purchase the Class A ordinary shares in the Company as their incentive for the successful IPO to foster their long-term commitment to the Company in the past.

	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2023	-	-		-
Granted	4,105	0.02385	*	38.00
Cancelled/forfeited	-	-		-
Vested	4,105	0.02385	*	38.00
Balance as of December 31, 2024 and 2025	-	-		-

	2025	2024	2023
Share-based compensation	-	155,990	-

*	The weighted average exercise price of USD 0.02385 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.

●	2023 Share Incentive Plan

YY Group Holding Limited adopted the 2023 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2023 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2023 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:

	Maximum***	Number of shares granted***

2023 Share Incentive Plan	66,000	66,000

	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	48,000	0.000015	*	92.00
Granted of December 31, 2024	18,000	0.000015	*	92.00
Cancelled/forfeited	-	-		-
Vested	66,000	0.000015	*	92.00
Balance as of December 31, 2024	-	-		-

	2025		2024	2023
Share-based compensation	1,081,000	**	5,003,000	-

*	The weighted average exercise price of USD 0.0000015 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	As of December 31, 2024, the Company recorded a prepaid balance of $1,081,000 relating to payments made to consultants, which was recognized as share-based compensation expenses during 2025.

***	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.
●	2024 Share Incentive Plan

YY Group Holding Limited adopted the 2024 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2024 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2024 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2024 Share Incentive Plan:

	Maximum**	Number of shares granted**

2024 Share Incentive Plan	70,000	70,000

	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2024	-	-		-
Granted of February 3, 2025	43,000	0.000015	*	90.00
Granted of December 5, 2025	27,000	0.000015	*	10.00
Cancelled/forfeited	-	-		-
Vested	70,000	0.000015	*	90.00
Balance as of December 31, 2025	-	-		-

	2025	2024	2023
Share-based compensation	4,140,000	-	-

●	2025 Share Incentive Plan

YY Group Holding Limited adopted the 2025 Share Incentive Plan for the purpose of granting stock options and incentive stock options to employees, executive and consultants to provide incentives for motivate, attract, and retain the services. For the consultants engaged by the Company shall assist the Company as a strategic business advisor to identify opportunities to expand the Company’s presence in China manpower outsourcing and cleaning services market. Any Class A Ordinary Shares covered by an award granted under the 2025 Share Incentive Plan (or portion of an award) that terminates, expires, lapses or repurchased for any reason will be deemed not to have been issued for purposes of determining the maximum aggregate number of Class A Ordinary Shares that may be issued under the 2025 Share Incentive Plan. The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2025 Share Incentive Plan:

	Maximum**	Number of shares granted**

2025 Share Incentive Plan	130,000	130,000
	Number of shares**	Weighted average exercise price**		Weighted average grant date FV**
Balance as of December 31, 2024	-	-		-
Granted of December 5, 2025	130,000	0.00001	*	10.00
Vested	130,000	0.00001	*	10.00
Balance as of December 31, 2025	-	-		-

	2025	2024	2023
Share-based compensation	1,300,000	-	-

*	The weighted average exercise price of USD 0.000015 and USD 0.00001 are calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

(i)	The Employee grant shares vested immediately on the grant date, but Employee agrees that they may not sell, transfer, assign, pledge, or otherwise dispose of any Shares granted under the agreement for a period of 1 year from the date of grant (“Restriction period”). Except for the specified restriction period, no other restrictive legend applies.

(ii)	The Grant shares under 2023, 2024 and 2025 Share Incentive Plan vested immediately. The Shares vested and exercisable on the grant date.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.

●	Transfer shares from treasury shares

On April 11, 2025, the “Company entered into a Share Transfer Agreement (the“Agreement”) with Qin Qin. Qin Qin serves as the director of the Company’s subsidiary, YY Smart. The Company granted shares to Qin Qin to reward her for her contributions to the business. The Company transferred 55,556 Class A ordinary shares from treasury shares to Qin Qin at a total purchase price of $1 on April 11, 2025, historical cost of $0.7084 per share.

	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2024	-	-		-
Granted	1,112	0.0008993	*	47.50
Cancelled/forfeited	-	-		-
Vested	1,112	0.0008993	*	47.50
Balance as of December 31, 2025	-	-		-

	2025		2024	2023
Share-based compensation	52,779	**	-	-

*	The weighted average exercise price of USD 0.0008993 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.

On October 6, 2025, YY Group Holdings Limited (the “Company”) entered into a Consulting Services

Agreement (the “Agreement”) with FMW Media Works LLC (the “Consultant”). The Consultant is tasked with providing business development, media production, and public relations services for a 12-month term ending on October 5, 2026. Based on the agreement, a total of 800,000 shares of Rule 144 restricted stock earned in stages upon signing.

	Number of shares***	Weighted average exercise price***		Weighted average grant date FV***
Balance as of December 31, 2024	-	-		-
Granted	16,000	0.0000625	*	19.10
Cancelled/forfeited	-	-		-
Vested	4,000	0.0000625	*	19.10
Balance as of December 31, 2025	12,000	0.0000625	*	19.10

	2025		2024	2023
Share-based compensation	76,400	**	-	-

*	The weighted average exercise price of USD 0.0000625 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

**	As of December 31, 2025, the unrecognized share-based compensation is $229,200.

***	The number of shares, weighted average exercise price and weighted average grant date FV are presented on a retroactive basis to reflect the Company’s reverse share split on March 23, 2026.